Business Combination - Summary of number of shares of common stock outstanding immediately following the Closing (Detail) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Issuance of common stock (Shares)	15,000,000
Total shares of common stock outstanding immediately following the Business Combination	613,758,126	609,768,296	603,170,380	504,274,890
Dragoneer Public Shareholder And Sponsor [Member]
Business Acquisition [Line Items]
Issuance of common stock (Shares)		56,615,002
Sponsor Vesting Shares [Member]
Business Acquisition [Line Items]
Issuance of common stock (Shares)		8,625,000
Legacy CCC Shareholders [Member]
Business Acquisition [Line Items]
Issuance of common stock (Shares)		505,430,378
Forward Purchases [Member]
Business Acquisition [Line Items]
Issuance of common stock (Shares)		17,500,000
PIPE Investors [Member]
Business Acquisition [Line Items]
Issuance of common stock (Shares)		15,000,000
After The Business Combination [Member]
Business Acquisition [Line Items]
Total shares of common stock outstanding immediately following the Business Combination	603,170,380	603,170,380